10. Long-Term Debt	12 Months Ended
Mar. 31, 2018
Debt Disclosure [Abstract]
Long-Term Debt

NOTE 10 – Long-Term Debt

Financing of Insurance Premiums

On February 1, 2017, the Company entered into a note agreement for $84,000 with an interest rate of 5.60% per annum with final payment on December 1, 2017. This instrument was issued in connection with financing insurance premiums. The note is payable in monthly installments of $8,600. During the year ended March 31, 2017, the Company made principal and interest payments in the amounts of $8,000 and $340, respectively. During the year ended March 31, 2018, the Company made principal and interest payments in the amounts of $76,000 and $840, respectively. There is no outstanding balance on this note as of March 31, 2018.

On March 10, 2017, the Company entered into a note agreement for $36,000 with an interest rate of 5.60% per annum with final payment on December 1, 2017. This instrument was issued in connection with financing insurance premiums. The note is payable in monthly installments of $4,100. During the year ended March 31, 2017, the Company did not pay principal or interest on this note. During the year ended March 31, 2018, the Company made principal and interest payments in the amounts of $36,000 and $400, respectively. There is no outstanding balance on this note as of March 31, 2018.

On February 1, 2018, the Company entered into a note agreement for $241,000 with an interest rate of 5.81% per annum with final payment on December 1, 2018. This instrument was issued in connection with financing insurance premiums. The note is payable in monthly installments of $25,000. During the year ended March 31, 2018, the Company made principal and interest payments in the amounts of $24,000 and $1,000, respectively. The remaining balance of $217,000 is included in the current portion of long-term debt in the accompanying consolidated balance sheet.

Financing of Automobiles

On August 10, 2016, the Company entered into a note agreement for $26,000 with an interest rate of 2.49% per year, and a monthly payment of $432. This instrument was issued in connection with the financing of an automobile. During the year ended March 31, 2017, the Company made principal and interest payments related to this note in the amounts of $4,000 (includes a first installment payment of $2,000) and $336, respectively. During the year ended March 31, 2018, the Company made principal and interest payments related to this note in the amounts of $4,000 and $350, respectively. The remaining balance of this note amounted to $18,000 at March 31, 2018, of which $5,000 is included in the current portion of long-term debt in the accompanying consolidated balance sheet.

On September 27, 2016, the Company entered into a note agreement for $38,000 with an interest rate of 0%, and monthly payment of $630. This instrument was issued in connection with the financing of an automobile. During the year ended March 31, 2017, the Company made principal payments related to this note in the amount of $4,000. During the year ended March 31, 2018, the Company made principal payments related to this note in the amount of $8,000. The remaining balance of this note amounted to $27,000 at March 31, 2018, of which $8,000 is included in the current portion of long-term debt in the accompanying consolidated balance sheet.

Principal note payments due in years subsequent to March 31, 2018 are as follows:

For Years Ending March 31,
2019	$230,000
2020	13,000
2021	13,000
2022	6,000
Total minimum payments	$262,000
Less: current portion	(230,000)
Long-term portion	$32,000